CONVERTIBLE NOTES (Details Narrative)														3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 29, 2023 USD ($) $ / shares shares	May 22, 2023 USD ($)	Apr. 14, 2023 USD ($) $ / shares shares	Apr. 12, 2023	Mar. 29, 2023 $ / shares	Dec. 19, 2022 USD ($) TradingDay $ / shares shares	Jul. 22, 2022 USD ($) shares	Feb. 02, 2022 USD ($) shares	Feb. 01, 2022 USD ($) shares	Jan. 21, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Aug. 13, 2021 USD ($) $ / shares shares	Dec. 18, 2020 USD ($) DebtInstrument $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 28, 2023 shares	Apr. 13, 2023 shares	Jan. 03, 2022 USD ($)
Debt Instrument Unamortized Discount											$ 2,323,153			$ 2,011,892	$ 2,011,892		$ 9,624,500	$ 2,323,153
Warrants outstanding | shares														79,314,823	79,314,823		3,929,311
Interest payable																	$ 559,060
Conversions payable														$ 500,370	$ 500,370
Common stock price per share | $ / shares																	$ 2.70
Debt instrument converted amount															7,274,540		$ 10,507,101	350,000
Accretion of debt discount															$ 1,542,085	$ 2,086,301	$ 2,609,389	1,008,162
Maximum [Member]
Warrant exercise price per share | $ / shares														$ 5.30	$ 5.30		$ 5.30
Series 1 B Securities Purchase Agreement [Member]
Agreement entered date	Jun. 29, 2023
Aggregate consideration	$ 900,000
Series 1 B Securities Purchase Agreement [Member] | Convertible Debt [Member]
Conversion price (in dollars per share) | $ / shares	$ 0.14
Series 1 B Securities Purchase Agreement [Member] | Preferred Stock [Member]
Aggregate number of common stock shares for private placement | shares	900
B D 1 Convertible Notes [Member]
Aggregate principal amount of notes outstanding									$ 7,900,000	$ 7,900,000
Debt conversion, converted instrument, shares issued | shares									15,800,000
Interest expense									$ 1,721,000
B D 1 Convertible Notes [Member] | Convertible Debt [Member]
Debt Instrument Unamortized Discount											2,210,182							2,210,182
Debt instrument converted amount																		(0)
B D 1 Convertible Notes [Member] | Fleur [Member]
Aggregate principal amount of notes outstanding																					$ 1,000,000
Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member]
Interest expense														$ 746,578	$ 1,799,506
Interest payable														105,647	105,647
Accretion of debt discount														640,438	$ 1,542,097
B D One Investment Holding L L C [Member] | B D One Exchange Agreement [Member]
Conversion price (in dollars per share) | $ / shares													$ 0.50
Debt conversion, instrument, shares issuable | shares													21,000,000
B D One Investment Holding L L C [Member] | Promissory Note [Member] | B D One Exchange Agreement [Member]
Aggregate principal amount of notes outstanding													$ 6,252,000
Accrued interest													1,145,000
Repurchase amount													10,400,000
B D One Investment Holding L L C [Member] | Unsecured Convertible Notes [Member] | B D One Exchange Agreement [Member]
Aggregate principal amount of notes outstanding											9,900,000		$ 10,500,000					$ 9,900,000
Number of unsecured convertible notes | DebtInstrument													2
Debt Instrument Maturity Date													Dec. 18, 2025
Debt conversion, converted instrument, shares issued | shares																		19,800,000
Nanyang Investment Management [Member]
Debt conversion, converted instrument, shares issued | shares							1,800,000	1,200,000
Interest expense							$ 176,000	$ 133,000
Maximum outstanding shares owned, percentage							4.99%
Nanyang Investment Management [Member] | B D One Exchange Agreement [Member]
Conversion price (in dollars per share) | $ / shares										$ 0.50		$ 0.50
Debt conversion, converted instrument, shares issued | shares												1,200,000
Maximum outstanding shares owned, percentage										4.99%		4.99%
Nanyang Investment Management [Member] | Unsecured Convertible Notes [Member]
Aggregate principal amount of notes outstanding							$ 900,000	$ 600,000			$ 500,000	$ 100,000						$ 500,000
Debt conversion, converted instrument, shares issued | shares											1,000,000	200,000
Nanyang Investment Management [Member] | Unsecured Convertible Notes [Member] | B D One Exchange Agreement [Member]
Aggregate principal amount of notes outstanding										$ 1,000,000		$ 600,000
Debt Instrument Maturity Date										Dec. 18, 2025		Dec. 18, 2025
Nanyang Investment Management [Member] | B D 1 Convertible Notes [Member]
Aggregate principal amount of notes outstanding										$ 1,000,000
Fleur Capital Pte Ltd [Member]
Debt conversion, converted instrument, shares issued | shares							600,000	1,400,000
Interest expense							$ 59,000	$ 155,000
Maximum outstanding shares owned, percentage							4.99%
Fleur Capital Pte Ltd [Member] | B D One Exchange Agreement [Member]
Conversion price (in dollars per share) | $ / shares										$ 0.50
Maximum outstanding shares owned, percentage										4.99%
Fleur Capital Pte Ltd [Member] | Unsecured Convertible Notes [Member]
Aggregate principal amount of notes outstanding							$ 300,000	$ 700,000
Fleur Capital Pte Ltd [Member] | Unsecured Convertible Notes [Member] | B D One Exchange Agreement [Member]
Aggregate principal amount of notes outstanding										$ 1,000,000
Debt Instrument Maturity Date										Dec. 18, 2025
Sabby L One Convertible Note [Member]
Proceeds from Convertible Debt						$ 15,000,000
Debt Instrument Prepayment Amount		$ 666,667
Debt instrument prepayment date description															(i) the May 18, 2023 payment is deferred until August 16, 2023, and (ii) the June 19, 2023 payment is delayed until September 17, 2023.
Daily VWAP of common stock, Percentage															90.00%
Conversions payable														$ 500,370	$ 500,370
Sabby L One Convertible Note [Member] | Convertible Debt [Member]
Proceeds from Convertible Debt						$ 15,000,000
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member]
Debt conversion, converted instrument, shares issued | shares																	70,000
Maximum outstanding shares owned, percentage						4.99%
Proceeds from Convertible Debt						$ 13,500,000
Debt Instrument, Convertible, Threshold Trading Days | TradingDay						10
Floor price | $ / shares						$ 0.57
Prior Notice Period Number of days																	61 days
Percentage of Paydown amount upon subsequent funding						30.00%
Number of Days After Date of Purchase Contract																	210 days
Warrants outstanding | shares						2,513,406
Principal converted																	$ 107,101
Interest payable																	$ 22,100
Minimum bid price per share | $ / shares					$ 1.00
Floor price | $ / shares					$ 0.20
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Common Stock [Member]
Warrants exercisable for number shares of common stock | shares	2,513,406					2,513,406
Class of Warrant or Right Term																	5 years
Warrant exercise price per share | $ / shares	$ 3.93					$ 3.93
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Maximum [Member]
Maximum outstanding shares owned, percentage						9.99%
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Five Most Recent Daily Volume Weighted Average Price Of Common Stock [Member]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						30.00%
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Three Lowest Volume Weighted Average Price Of Common Stock [Member]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						92.50%
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Private Placement [Member] | Lucro Investments Vcc Esg Opportunities Fund [Member]
Agreement entered date			Apr. 14, 2023
Aggregate consideration			$ 9,000,000
Common stock price per share | $ / shares			$ 1.20
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Private Placement [Member] | Common Stock [Member] | Lucro Investments Vcc Esg Opportunities Fund [Member]
Warrants exercisable for number shares of common stock | shares														26,980,840	26,980,840					2,513,406
Aggregate number of common stock shares for private placement | shares			7,499,997
Sabby L One Convertible Note [Member] | Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member] | Securities Purchase Contract [Member]
Aggregate principal amount of notes outstanding						$ 12,500,000
Discount on convertible advance notes						10.00%
Principal amount prepayment percentage				100.00%	100.00%
Sabby L One Convertible Note [Member] | Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member] | Securities Purchase Contract [Member] | Private Placement [Member]
Aggregate principal amount of notes outstanding						$ 2,500,000
Discount on convertible advance notes						10.00%
Sabby L One Convertible Note [Member] | Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member] | Securities Purchase Contract [Member] | Private Placement [Member] | Lucro Investments Vcc Esg Opportunities Fund [Member]
Conversion price (in dollars per share) | $ / shares														$ 0.3661	$ 0.3661
Sabby L One Convertible Note [Member] | Registered Advance Notes [Member] | Securities Purchase Contract [Member]
Proceeds from Convertible Debt						$ 11,250,000
Debt Instrument Unamortized Discount						$ 1,250,000
Debt Instrument Term																	18 months
Stated interest rate						4.50%
Sabby L One Convertible Note [Member] | Private Placement Advance Notes [Member] | Securities Purchase Contract [Member]
Proceeds from Convertible Debt						$ 2,250,000
Sabby L One Convertible Note [Member] | Private Placement Advance Notes [Member] | Securities Purchase Contract [Member] | Private Placement [Member]
Debt Instrument Unamortized Discount						$ 250,000
Debt Instrument Term						18 months
Stated interest rate						4.50%
Sabby L One Convertible Note [Member] | Additional Advance Notes [Member] | Securities Purchase Contract [Member]
Percentage of cash allocation receivable from additional funding						90.00%
Additional borrowing capacity						$ 1,000,000
Maximum an aggregate principal amount						35,000,000
Additional Amount Drawn Description																	no more than one Additional Advance Note may be issued during any 30-day period
Sabby L One Convertible Note [Member] | Additional Advance Notes Investor [Member] | Securities Purchase Contract [Member]
Additional borrowing capacity with permission						$ 2,000,000
Securities Purchase Contract [Member] | Securities Purchase Contract [Member]
Minimum bid price per share | $ / shares					$ 1.00
Lucro Investments Vcc Esg Opportunities Fund [Member] | Securities Purchase Contract [Member] | Private Placement [Member] | Common Stock [Member] | Lucro Investments Vcc Esg Opportunities Fund [Member]
Warrant exercise price per share | $ / shares														$ 0.3661	$ 0.3661
Accredited Investors [Member] | Series 1 B Securities Purchase Agreement [Member] | Private Placement [Member] | Common Stock [Member] | Convertible Debt [Member]
Warrants exercisable for number shares of common stock | shares	77,899,728																		26,980,840
Warrant exercise price per share | $ / shares	$ 0.1268
Accredited Investors [Member] | Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member] | Series 1 B Securities Purchase Agreement [Member] | Private Placement [Member] | Convertible Debt [Member]
Conversion price (in dollars per share) | $ / shares	$ 0.1268